OPERATING LEASES	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Operating leases	OPERATING LEASES
All of the Company's vessel operating revenues from time charter agreements is recognized and recorded as operating lease income. A summary for the six months ended June 30, 2025 and 2024 is shown below:

(in thousands of $)	Six months ended
	June 30,
	2025	2024
Vessel operating revenues(1)	174,420	174,932

(1) Vessel operating revenue for the six months ended June 30, 2025 includes $3.6 million EUA revenues arising under the time charter agreements with charterers. The EUAs receivable from our charterers, and due to be surrendered to the EU authorities in September 2026, are accounted for within "Other non-current assets" and “Other non-current liabilities", as further described in Note 2 of our Form 20-F for the year ended December 31, 2024, filed with the Securities and Exchange Commission (the "SEC") on February 28, 2025.

The minimum contractual undiscounted cashflows under non-cancellable operating leases to be received on time charters in respect of our Fleet as of June 30, 2025, were as follows:

(in thousands of $)
1 year	294,471
2 years	250,270
3 years	185,159
4 years	211,387
5 years	189,618
Thereafter	581,213
Total	1,712,118
As of June 30, 2025, all of the Company's assets under vessels and equipment were contracted under operating leases, which are further described in Note 8: Vessels and Equipment.